Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Mar. 31, 2020
Current assets
Cash and cash equivalents	$ 327,336	$ 429,824
Accounts receivable, net	160,044	25,513
Investment tax credits receivable		128,718
Other tax credits		30,525
Prepaid expenses	42,502	29,190
Total Current Assets	529,882	643,770
Investments	715,451	670,822
Intangible assets	23,268	1,932
Property and equipment, net	6,204	17,225
Total Assets	1,274,805	1,333,749
Current liabilities
Accounts payable	56,743	13,601
Accrued liabilities	1,328	26,308
Deferred revenue		57,862
Total current liabiliities	81,339	99,855
Deferred rent	23,268	1,932
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at September 30, 2020 and March 31, 2020.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at September 30, 2020 and March 31, 2020.
Common shares, no par value, Unlimited authorized shares; 8,136,348 shares issued and outstanding as at September 30, 2020 and 8,136,348 shares as at March 31, 2020.	$ 19,491,842	$ 19,491,842
Additional paid-in capital	2,966,068	2,966,068
Accumulated deficit	(21,106,712)	(20,631,105)
Accumulated other comprehensive income	(157,732)	(592,911)
Total shareholders' equity	1,193,466	1,233,894
Total liability and equity	$ 1,274,805	$ 1,333,749